Basis For Presentation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Change In Collection For Finance And Sales Type Lease [Member]
Prior period reclassification adjustment	$ 2.2	$ 5.1
Impact Of Change In Estimate [Member]
Net Income from continuing operations	$ (8.0)		$ (4.4)
Earnings per share from continued operations, basic and diluted	$ (0.07)		$ (0.02)